Long-term debt - Narrative (Details) $ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($) installment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt	$ 228		$ 2,185
Long-term debt, weighted average interest rate, at point in time		4.68%
SIF Loan
Debt Instrument [Line Items]
Debt instrument, face amount		$ 40,000
Proceeds from long-term debt		$ 36,000		$ 35,682
Long-term debt, principal and interest repayments, percentage of principal amount		150.00%
Long-term debt, repayment, number of annual installments | installment		20
Long-term debt, weighted average interest rate, at point in time				4.69%
Interest expense, debt	$ 312		$ 198
FedDev Loan
Debt Instrument [Line Items]
Debt instrument, face amount		$ 3,750
Proceeds from long-term debt		$ 3,375		$ 3,375
Long-term debt, repayment, number of monthly installments | installment		60